Intangible Assets, Net (Details) - Schedule of Amortization Expense	Dec. 31, 2023 USD ($)
Schedule of Amortization Expense [Abstract]
2024	$ 732,137
2025	65,132
2026	41,995
2027	43,564
TOTAL	$ 882,828